                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

 ==============================================

      SEMIANNUAL REPORT
      USAA INTERNATIONAL FUND
      FUND SHARES o INSTITUTIONAL SHARES
      NOVEMBER 30, 2009

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of foreign
(including emerging market) companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

  Portfolio of Investments                                                    16

  Notes to Portfolio of Investments                                           22

  Financial Statements                                                        24

  Notes to Financial Statements                                               27

EXPENSE EXAMPLE                                                               43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. McNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA INTERNATIONAL FUND
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                         [PHOTO OF DANIEL LING]

   MARCUS L. SMITH                                    DANIEL LING*
   MFS                                                MFS
   Investment Management                              Investment Management
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o   HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended November 30, 2009, the Fund Shares had a total return of 22.02%. This compares to a return of 18.89% for the Lipper
    International Funds Index and 19.65% for the Morgan Stanley Capital
    International Europe, Australasia, and Far East Index (the Index).

o   WHAT FACTORS LED TO THE SOLID PERFORMANCE?

    During the reporting period, stock selection was the primary driver of performance relative to the Index, particularly within the industrial goods and services, retailing, and consumer staples sectors. At MFS, we look to invest in companies with sustainable earnings growth, strong balance sheets, and strong competitive positions within their industries. This high-quality bias held back relative performance early in the period, when lower-quality companies led the initial stages of the rally. As the period progressed, however, we believe that investors recognized the strong characteristics of the companies we owned.

    Refer to pages 10 and 13 for benchmark definitions.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

    Past performance is no guarantee of future results.

    *Effective October 6, 2009, David R. Mannheim no longer is a co-manager of the Fund.

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4  | USAA INTERNATIONAL FUND
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    In the industrial goods and services sector, our overweight position in the strong-performing electrical distribution equipment provider, Schneider
    Electric S.A., boosted index-relative returns. In retailing, the Fund's holdings of Hong Kong-based logistics company Li & Fung Ltd. were among the top contributors to relative performance. Within consumer staples, our best performing stocks relative to the Index were brewer Heineken N.V., global food company Nestle S.A., and wine and alcoholic beverage producer Pernod
    Ricard S.A.

    Stocks in other sectors that were among the Fund's top relative contributors included industrial gases company Linde A.G., postal system operator TNT
    N.V., technology consulting firm Infosys Technology Ltd. ADR, financial services firm Komercni Banka A.S., and car maker Toyota Motor Company ADR.

o   DO YOU ANTICIPATE REMAINING UNDERWEIGHT FINANCIAL SERVICES?

    As of the date of this writing we intend to remain underweight in financial services, especially in banks, which are a larger part of the Index than they are within the S&P 500(R) Index. However, as we think about issues such as leverage, stability, and sustainability of earnings, it is hard to find many banks that meet our criteria. There are plenty of other opportunities in today's global stock markets. Technology and health care are two areas where we are finding attractive opportunities that do meet our criteria.

o   HOW WAS THE FUND ALLOCATED ON A REGIONAL/COUNTRY BASIS?

    It is important to note that our regional and country exposures are a direct result of our individual stock selection, not from macro-economic views.
    Further, where a company is headquartered is increasingly less relevant than where it derives its revenues. For instance, long-time

    Toyota Motor Company ADR was sold out of the Fund prior to November 30,
    2009.

    You will find a complete list of securities that the Fund owns on pages
    16-21.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    holding Nestle S.A. is classified as Swiss and European (excluding the
    United Kingdom), but only a portion of its sales are in Switzerland, and a portion are in the eurozone. It does a significant portion of its business in emerging markets, as do many of the companies we hold in the Fund.

    As of November 30, 2009, the Fund was overweight in Europe (excluding the
    United Kingdom) relative to the Index. We were underweight in Japan, had a relatively neutral weighting in the United Kingdom, and had a small position in emerging markets, which are not part of the Index.

o   WHAT'S YOUR OUTLOOK?

    At MFS, we anticipate a somewhat muted global economic recovery. For companies and their earnings, there is a big difference between 2.5%
    economic growth and 3.5% to 4% economic growth. Our contention is that there will be no free ride in a moderate growth environment because competition will be more severe. We believe this will be a positive environment for a process such as ours that focuses on companies with defendable, competitive positions because of their brand or industry structure. We think consumer staples, health care, and higher-end retail company stocks are better positioned to deliver above-average earnings growth than stocks in areas such as utilities, communications, and banking.

    On behalf of our colleagues at USAA, we thank you for your continued
    investment in the Fund.

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6  | USAA INTERNATIONAL FUND
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FUND RECOGNITION

USAA INTERNATIONAL FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                      out of 203 foreign large growth funds
                     for the period ended November 30, 2009:

                                 OVERALL RATING
                                   * * * * *

                                     3-YEAR
                                   * * * * *
                                out of 203 funds

                                     5-YEAR
                                    * * * *
                                out of 149 funds

                                     10-YEAR
                                    * * * * *
                                 out of 79 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                            LIPPER LEADERS (OVERALL)

                                [5]           [5]

                           TOTAL RETURN    CONSISTENT
                                             RETURN

The International Fund Shares are listed as a Lipper Leader for Total Return and
Consistent Return among 308 and 305 funds within the Lipper International
Large-Cap Core category, respectively. The Fund Shares received a Lipper Leader rating for Total Return among 308, 270, and 149 international large-cap core funds for the three-, five- and 10-year periods, respectively; it received a
Lipper Leader for Consistent Return among 304, 267, and 146 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total
Return reflect funds' historical total return performance relative to peers as of November 30, 2009. Lipper ratings for Consistent Return reflect funds'
historical risk-adjusted returns, adjusted for volatility, relative to peers as of November 30, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20%
are scored 1. Lipper ratings are not intended to predict future results, and
Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All
Rights Reserved.

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8  | USAA INTERNATIONAL FUND
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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (Ticker Symbol: USIFX)

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                                             11/30/09                5/31/09
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Net Assets                               $1,308.8 Million       $1,049.0 Million
Net Asset Value Per Share                     $22.00                  $18.08

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
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  5/31/09 to 11/30/09*            1 Year            5 Years           10 Years
         22.02%                   40.38%             6.35%              4.34%

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                                 EXPENSE RATIO**
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                                     1.31%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, INCLUDING
ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID
INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA INTERNATIONAL        LIPPER INTERNATIONAL       MSCI-EAFE
                    FUND SHARES                FUNDS INDEX              INDEX
11/30/99             $10,000.00                 $10,000.00            $10,000.00
12/31/99              10,827.78                  11,228.64             10,897.52
01/31/00              10,402.98                  10,571.39             10,205.10
02/29/00              10,818.55                  11,268.98             10,479.82
03/31/00              11,100.21                  11,298.02             10,886.06
04/30/00              10,559.97                  10,581.38             10,313.20
05/31/00              10,287.55                  10,290.63             10,061.31
06/30/00              10,795.46                  10,767.07             10,454.79
07/31/00              10,429.71                  10,418.08             10,016.48
08/31/00              10,590.16                  10,594.15             10,103.42
09/30/00              10,040.72                   9,976.95              9,611.47
10/31/00               9,627.42                   9,638.16              9,384.43
11/30/00               9,233.57                   9,231.28              9,032.51
12/31/00               9,656.60                   9,575.98              9,353.56
01/31/01               9,817.05                   9,632.38              9,348.73
02/28/01               9,121.74                   8,956.49              8,647.88
03/31/01               8,465.32                   8,326.79              8,071.41
04/30/01               9,116.88                   8,833.23              8,632.30
05/31/01               8,864.04                   8,619.26              8,327.64
06/30/01               8,547.98                   8,375.82              7,987.07
07/31/01               8,494.50                   8,158.10              7,841.75
08/31/01               8,421.56                   7,994.51              7,643.03
09/30/01               7,541.48                   7,123.46              6,868.89
10/31/01               7,740.84                   7,316.40              7,044.82
11/30/01               8,047.16                   7,589.58              7,304.51
12/31/01               8,249.08                   7,724.95              7,347.90
01/31/02               7,963.95                   7,413.15              6,957.48
02/28/02               8,111.43                   7,517.06              7,006.28
03/31/02               8,553.87                   7,914.69              7,419.29
04/30/02               8,583.36                   7,970.22              7,434.21
05/31/02               8,666.94                   8,084.17              7,528.40
06/30/02               8,391.64                   7,765.07              7,228.73
07/31/02               7,541.17                   6,989.85              6,515.11
08/31/02               7,585.41                   6,995.42              6,500.32
09/30/02               7,020.07                   6,242.02              5,802.23
10/31/02               7,437.93                   6,565.99              6,114.07
11/30/02               7,575.58                   6,876.84              6,391.56
12/31/02               7,500.36                   6,656.78              6,176.65
01/31/03               7,183.10                   6,412.98              5,918.79
02/28/03               7,009.59                   6,223.09              5,782.95
03/31/03               6,945.15                   6,070.69              5,669.33
04/30/03               7,609.42                   6,671.70              6,224.99
05/31/03               8,001.05                   7,100.25              6,602.18
06/30/03               8,115.06                   7,268.00              6,761.73
07/31/03               8,199.34                   7,471.79              6,925.40
08/31/03               8,293.53                   7,687.39              7,092.65
09/30/03               8,506.69                   7,841.65              7,311.29
10/31/03               8,908.23                   8,309.17              7,766.99
11/30/03               9,200.71                   8,476.07              7,939.67
12/31/03               9,893.17                   9,052.89              8,559.95
01/31/04              10,048.06                   9,247.43              8,681.00
02/29/04              10,322.87                   9,458.86              8,881.39
03/31/04              10,252.92                   9,504.96              8,931.37
04/30/04              10,128.01                   9,221.66              8,729.33
05/31/04              10,212.95                   9,216.43              8,758.68
06/30/04              10,367.84                   9,402.10              8,950.59
07/31/04              10,033.07                   9,094.19              8,660.11
08/31/04              10,058.06                   9,142.57              8,698.35
09/30/04              10,337.86                   9,386.05              8,925.69
10/31/04              10,652.65                   9,683.66              9,230.05
11/30/04              11,237.24                  10,304.86              9,860.59
12/31/04              11,719.32                  10,736.27             10,293.10
01/31/05              11,499.42                  10,562.71             10,104.25
02/28/05              12,003.59                  11,022.92             10,540.85
03/31/05              11,687.14                  10,730.88             10,276.04
04/30/05              11,429.69                  10,459.40             10,034.44
05/31/05              11,429.69                  10,525.43             10,039.29
06/30/05              11,440.42                  10,666.65             10,172.51
07/31/05              11,976.77                  11,065.95             10,484.36
08/31/05              12,336.13                  11,384.57             10,749.26
09/30/05              12,695.48                  11,856.17             11,228.05
10/31/05              12,400.49                  11,514.84             10,900.13
11/30/05              12,625.76                  11,827.73             11,166.70
12/31/05              13,205.47                  12,418.92             11,686.33
01/31/06              14,116.39                  13,237.96             12,403.85
02/28/06              14,088.10                  13,177.11             12,376.42
03/31/06              14,501.12                  13,644.73             12,784.32
04/30/06              15,157.44                  14,293.28             13,394.89
05/31/06              14,619.94                  13,640.08             12,874.71
06/30/06              14,716.12                  13,574.06             12,873.86
07/31/06              15,032.96                  13,694.83             13,001.30
08/31/06              15,553.49                  14,070.33             13,358.76
09/30/06              15,581.78                  14,142.13             13,379.42
10/31/06              15,898.62                  14,655.37             13,899.80
11/30/06              16,356.91                  15,151.76             14,315.18
12/31/06              16,817.16                  15,634.58             14,764.57
01/31/07              17,178.42                  15,777.40             14,864.48
02/28/07              17,097.45                  15,755.18             14,984.42
03/31/07              17,402.65                  16,214.38             15,366.38
04/30/07              18,000.59                  16,874.47             16,048.82
05/31/07              18,280.88                  17,373.68             16,330.41
06/30/07              18,299.56                  17,428.78             16,350.36
07/31/07              17,863.56                  17,194.36             16,109.56
08/31/07              17,950.76                  17,023.67             15,857.81
09/30/07              18,635.91                  18,041.56             16,706.21
10/31/07              19,171.56                  18,933.55             17,362.61
11/30/07              18,667.05                  18,149.07             16,791.66
12/31/07              18,302.31                  17,861.80             16,413.72
01/31/08              16,981.66                  16,349.72             14,897.45
02/29/08              17,175.09                  16,376.41             15,110.88
03/31/08              17,348.51                  16,178.75             14,951.89
04/30/08              18,128.89                  17,103.67             15,763.45
05/31/08              18,515.75                  17,359.81             15,916.95
06/30/08              16,948.31                  15,870.57             14,615.13
07/31/08              16,474.75                  15,318.88             14,146.06
08/31/08              15,921.14                  14,702.40             13,572.81
09/30/08              14,280.34                  12,765.56             11,610.32
10/31/08              11,792.45                  10,077.65              9,267.55
11/30/08              10,892.01                   9,422.21              8,766.64
12/31/08              11,850.35                  10,069.67              9,293.70
01/31/09              10,515.88                   9,044.85              8,381.68
02/28/09               9,563.68                   8,214.90              7,521.78
03/31/09              10,300.42                   8,824.92              7,998.48
04/30/09              11,197.01                   9,917.45              9,022.61
05/31/09              12,531.48                  11,261.67             10,090.04
06/30/09              12,336.87                  11,087.55             10,032.65
07/31/09              13,699.14                  12,203.74             10,948.65
08/31/09              14,157.86                  12,645.22             11,543.80
09/30/09              14,915.45                  13,282.72             11,985.79
10/31/09              14,665.24                  12,917.88             11,836.02
11/30/09              15,290.76                  13,389.54             12,073.00

                                  [END CHART]

                         Data from 11/30/99 to 11/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA International Fund Shares to the following benchmarks:

o   The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o   The unmanaged Morgan Stanley Capital International Europe, Australasia and
    Far East (MSCI-EAFE(R)) Index reflects the movements of stock markets in
    Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA INTERNATIONAL FUND

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USAA INTERNATIONAL FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                             11/30/09                5/31/09
--------------------------------------------------------------------------------
Net Assets                                $102.7 Million           $58.1 Million
Net Asset Value Per Share                     $22.06                  $18.09

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/09
--------------------------------------------------------------------------------
  5/31/09 to 11/30/09**              1 Year            Since Inception 8/01/08
         22.23%                      41.03%                     -3.94%

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                                EXPENSE RATIO***
--------------------------------------------------------------------------------
  Before Reimbursement  0.91%                       After Reimbursement  0.87%

*The USAA International Fund Institutional Shares (Institutional Shares)
commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA
Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1,
2009. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.87%, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS
OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA INTERNATIONAL FUND      LIPPER INTERNATIONAL      MSCI-EAFE
                  INSTITUTIONAL SHARES           FUNDS INDEX             INDEX
07/31/08               $10,000.00                 $10,000.00          $10,000.00
08/31/08                 9,823.05                   9,597.57            9,594.76
09/30/08                 8,810.70                   8,333.22            8,207.46
10/31/08                 7,275.72                   6,578.58            6,551.33
11/30/08                 6,720.16                   6,150.72            6,197.23
12/31/08                 7,311.09                   6,573.37            6,569.82
01/31/09                 6,494.44                   5,904.38            5,925.10
02/28/09                 5,909.90                   5,362.59            5,317.23
03/31/09                 6,369.80                   5,760.81            5,654.21
04/30/09                 6,924.26                   6,474.00            6,378.18
05/31/09                 7,753.79                   7,351.49            7,132.76
06/30/09                 7,633.44                   7,237.83            7,092.19
07/31/09                 8,480.17                   7,966.47            7,739.72
08/31/09                 8,763.85                   8,254.66            8,160.43
09/30/09                 9,240.94                   8,670.81            8,472.88
10/31/09                 9,086.20                   8,432.65            8,367.01
11/30/09                 9,477.32                   8,740.54            8,534.53

                                  [END CHART]

                    *Data from 7/31/08 to 11/30/09.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI-EAFE Index and the Lipper International Funds Index
is calculated from the end of the month, July 31, 2008, while the Institutional
Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

The graph on page 12 illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Institutional Shares to the following benchmarks:

o   The unmanaged Morgan Stanley Capital International Europe, Australasia and
    Far East (MSCI-EAFE) Index reflects the movements of stock markets in
    Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

o   The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/09
                                (% of Net Assets)

            Pharmaceuticals ......................................   8.9%
            Packaged Foods & Meat ................................   5.9%
            Apparel & Accessories & Luxury Goods .................   5.8%
            Diversified Banks ....................................   5.7%
            Industrial Gases .....................................   5.7%
            Distillers & Vintners ................................   4.1%
            Household Products ...................................   4.1%
            Electrical Components & Equipment ....................   3.8%
            Integrated Oil & Gas .................................   3.3%
            Brewers ..............................................   3.1%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

            Nestle S.A. ..........................................   4.4%
            Roche Holdings AG ....................................   4.4%
            Linde AG .............................................   3.8%
            LVMH Moet Hennessy Louis Vuitton S.A. ................   3.7%
            Reckitt Benckiser Group plc ..........................   3.5%
            Heineken N.V. ........................................   3.1%
            Schneider Electric S.A. ..............................   2.9%
            Bayer AG .............................................   2.6%
            Canadian National Railway Co. ........................   2.5%
            Diageo plc ...........................................   2.4%

You will find a complete list of securities that the Fund owns on pages 16-21.

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

                      o  ASSET ALLOCATION -- 11/30/2009*  o

                         [PIE CHART OF ASSET ALLOCATION]

         FRANCE                                                     19.4%
         UNITED KINGDOM                                             18.5%
         SWITZERLAND                                                16.5%
         GERMANY                                                    12.3%
         JAPAN                                                      11.0%
         NETHERLANDS                                                 6.9%
         OTHER**                                                    15.2%

                                   [END CHART]

 *  Excludes short-term investments purchased with cash collateral from securities loaned.
**  Includes countries with less than 3% of the portfolio and money market instruments (1.5%).

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            EQUITY SECURITIES (98.3%)

            COMMON STOCKS (98.2%)

            CONSUMER DISCRETIONARY (12.2%)
            ------------------------------
            ADVERTISING (2.0%)
 3,030,774  WPP plc                                                                      $   28,320
                                                                                         ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (5.8%)
 1,261,110  Burberry Group plc                                                               11,826
   526,294  Compagnie Financiere Richemont S.A.                                              17,018
   504,460  LVMH Moet Hennessy Louis Vuitton S.A.(a)                                         52,538
                                                                                         ----------
                                                                                             81,382
                                                                                         ----------
            CASINOS & GAMING (1.1%)
 2,131,311  Ladbrokes plc                                                                     4,733
 3,455,440  William Hill plc                                                                 10,170
                                                                                         ----------
                                                                                             14,903
                                                                                         ----------
            DISTRIBUTORS (0.7%)
 2,628,400  Li & Fung Ltd.                                                                   10,564
                                                                                         ----------
            MOVIES & ENTERTAINMENT (1.0%)
   469,946  Vivendi S.A.                                                                     13,541
                                                                                         ----------
            PUBLISHING (1.6%)
 1,069,120  Wolters Kluwer N.V.                                                              23,278
                                                                                         ----------
            Total Consumer Discretionary                                                    171,988
                                                                                         ----------
            CONSUMER STAPLES (20.1%)
            ------------------------
            BREWERS (3.1%)
   921,350  Heineken N.V.                                                                    43,330
                                                                                         ----------
            DISTILLERS & VINTNERS (4.1%)
 2,003,650  Diageo plc                                                                       33,786
   284,026  Pernod Ricard S.A.                                                               24,220
                                                                                         ----------
                                                                                             58,006
                                                                                         ----------
            FOOD RETAIL (1.7%)
   257,200  Lawson, Inc.                                                                     12,735
 1,581,139  Tesco plc                                                                        11,003
                                                                                         ----------
                                                                                             23,738
                                                                                         ----------

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            HOUSEHOLD PRODUCTS (4.1%)
   367,200  Kao Corp.                                                                    $    9,006
   973,060  Reckitt Benckiser Group plc                                                      49,624
                                                                                         ----------
                                                                                             58,630
                                                                                         ----------
            PACKAGED FOODS & MEAT (5.9%)
   351,585  DANONE S.A.                                                                      21,016
 1,321,098  Nestle S.A.                                                                      62,448
                                                                                         ----------
                                                                                             83,464
                                                                                         ----------
            PERSONAL PRODUCTS (1.2%)
   258,500  Beiersdorf AG                                                                    16,811
                                                                                         ----------
            Total Consumer Staples                                                          283,979
                                                                                         ----------
            ENERGY (5.9%)
            -------------
            INTEGRATED OIL & GAS (3.3%)
   811,280  Royal Dutch Shell plc "A"                                                        24,030
   362,906  Total S.A. ADR                                                                   22,569
                                                                                         ----------
                                                                                             46,599
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.6%)
 5,753,000  CNOOC Ltd.                                                                        8,848
     3,554  INPEX Holdings, Inc.                                                             27,712
                                                                                         ----------
                                                                                             36,560
                                                                                         ----------
            Total Energy                                                                     83,159
                                                                                         ----------
            FINANCIALS (12.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
   589,075  Julius Baer Group Ltd.                                                           19,441
                                                                                         ----------
            CONSUMER FINANCE (0.5%)
   648,100  Aeon Credit Service Co. Ltd.                                                      6,583
                                                                                         ----------
            DIVERSIFIED BANKS (5.7%)
 2,463,502  Banca Intesa S.p.A.*                                                             10,672
   206,859  Erste Bank der Oesterreichischen Sparkassen AG(a)                                 8,411
 2,337,918  HSBC Holdings plc                                                                27,192
    46,202  Komercni Banka A.S.                                                              10,096
   974,081  Standard Chartered plc                                                           23,781
                                                                                         ----------
                                                                                             80,152
                                                                                         ----------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
   464,945  UBS AG*                                                                           7,212
                                                                                         ----------
            MULTI-LINE INSURANCE (2.1%)
 1,280,100  AXA S.A.                                                                         30,504
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   569,000  ING Groep N.V.*                                                                   5,301
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            REINSURANCE (0.5%)
   144,587  Swiss Re                                                                     $    6,876
                                                                                         ----------
            SPECIALIZED FINANCE (1.6%)
   275,050  Deutsche Boerse AG                                                               22,918
                                                                                         ----------
            Total Financials                                                                178,987
                                                                                         ----------
            HEALTH CARE (12.2%)
            -------------------
            BIOTECHNOLOGY (0.6%)
   150,169  Actelion Ltd.*                                                                    8,836
                                                                                         ----------
            HEALTH CARE EQUIPMENT (2.7%)
    57,689  Sonova Holding AG                                                                 6,852
   240,030  Synthes, Inc.                                                                    31,567
                                                                                         ----------
                                                                                             38,419
                                                                                         ----------
            PHARMACEUTICALS (8.9%)
   470,255  Bayer AG                                                                         36,005
   290,560  GlaxoSmithKline plc                                                               6,008
   228,245  Merck KGaA                                                                       21,526
   375,020  Roche Holdings AG                                                                61,343
                                                                                         ----------
                                                                                            124,882
                                                                                         ----------
            Total Health Care                                                               172,137
                                                                                         ----------
            INDUSTRIALS (10.6%)
            -------------------
            AIR FREIGHT & LOGISTICS (1.7%)
   831,270  TNT N.V.                                                                         24,115
                                                                                         ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (3.8%)
   460,720  Legrand S.A.                                                                     12,656
   374,779  Schneider Electric S.A.                                                          41,019
                                                                                         ----------
                                                                                             53,675
                                                                                         ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
 4,117,090  Hays plc                                                                          6,611
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (1.0%)
   918,879  Smiths Group plc                                                                 14,421
                                                                                         ----------
            INDUSTRIAL MACHINERY (1.1%)
   187,700  FANUC Ltd.                                                                       15,504
                                                                                         ----------
            RAILROADS (2.5%)
   669,782  Canadian National Railway Co.                                                    35,231
                                                                                         ----------
            Total Industrials                                                               149,557
                                                                                         ----------
            INFORMATION TECHNOLOGY (10.0%)
            ------------------------------
            APPLICATION SOFTWARE (0.8%)
   238,080  SAP AG                                                                           11,375
                                                                                         ----------

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            ELECTRONIC COMPONENTS (2.6%)
    73,800  Hirose Electric Co. Ltd.                                                     $    7,803
 1,119,800  HOYA Corp.                                                                       28,565
                                                                                         ----------
                                                                                             36,368
                                                                                         ----------
            IT CONSULTING & OTHER SERVICES (1.6%)
            -------------------------------------
   439,550  Infosys Technologies Ltd. ADR(a)                                                 22,404
                                                                                         ----------
            OFFICE ELECTRONICS (2.1%)
   707,400  Canon, Inc.                                                                      27,252
   354,500  Konica Minolta Holdings, Inc.                                                     3,264
                                                                                         ----------
                                                                                             30,516
                                                                                         ----------
            SEMICONDUCTOR EQUIPMENT (0.4%)
   107,200  Tokyo Electron Ltd.                                                               5,854
                                                                                         ----------
            SEMICONDUCTORS (2.5%)
    29,632  Samsung Electronics Co. Ltd.                                                     18,348
 1,608,843  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                  16,716
                                                                                         ----------
                                                                                             35,064
                                                                                         ----------
            Total Information Technology                                                    141,581
                                                                                         ----------
            MATERIALS (9.1%)
            ----------------
            DIVERSIFIED METALS & MINING (0.6%)
   294,200  BHP Billiton plc                                                                  8,990
                                                                                         ----------
            INDUSTRIAL GASES (5.7%)
   222,273  Air Liquide S.A.                                                                 25,833
   438,280  Linde AG                                                                         53,885
                                                                                         ----------
                                                                                             79,718
                                                                                         ----------
            SPECIALTY CHEMICALS (2.8%)
    34,853  Givaudan S.A.                                                                    27,585
   218,200  Shin-Etsu Chemical Co. Ltd.                                                      11,839
                                                                                         ----------
                                                                                             39,424
                                                                                         ----------
            Total Materials                                                                 128,132
                                                                                         ----------
            TELECOMMUNICATION SERVICES (2.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
 7,069,650  Singapore Telecommunications Ltd.                                                14,967
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.5%)
   238,620  America Movil S.A.B. de C.V. ADR "L"                                             11,545
   575,770  MTN Group Ltd.                                                                    9,237
                                                                                         ----------
                                                                                             20,782
                                                                                         ----------
            Total Telecommunication Services                                                 35,749
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            UTILITIES (2.9%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
   295,056  E.ON AG                                                                      $   11,670
                                                                                         ----------
            MULTI-UTILITIES (2.1%)
   696,046  Gaz de France S.A.(a)                                                            29,065
                                                                                         ----------
            Total Utilities                                                                  40,735
                                                                                         ----------
            Total Common Stocks (cost: $1,242,502)                                        1,386,004
                                                                                         ----------

            RIGHTS (0.1%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   418,800  ING Groep N.V.*                                                                   1,038
                                                                                         ----------
            Total Consumer Discretionary                                                      1,038
                                                                                         ----------
            CONSUMER STAPLES (0.0%)
            -----------------------
            DISTILLERS & VINTNERS (0.0%)
   284,026  Pernod Ricard SA*(b)                                                                484
                                                                                         ----------
            Total Consumer Staples                                                              484
                                                                                         ----------
            Total Rights (cost: $1,651)                                                       1,522
                                                                                         ----------
            Total Equity Securities (cost: $1,244,153)                                    1,387,526
                                                                                         ----------

            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
21,292,503  State Street Institutional Liquid Reserve Fund, 0.19%(c) (cost: $21,293)         21,293
                                                                                         ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (5.1%)

            MONEY MARKET FUNDS (1.3%)
18,098,363  BlackRock Liquidity Funds TempFund, 0.15%(c)                                     18,098
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS (3.8%)
   $23,600  Credit Suisse First Boston LLC, 0.16%, acquired on 11/30/2009 and due 12/01/2009 at $23,600 (collateralized by $10,380 of Federal
               Home Loan Bank(d), 0.03%(e), due 2/05/2010; $13,700 of Fannie Mae(d),
               0.10%(e) due 5/12/2010; combined market value $24,073)                        23,600

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)       SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   $30,300  Deutsche Bank Securities, Inc., 0.16%, acquired on 11/30/2009 and due 12/01/2009 at $30,300 (collateralized by $33,075 of U.S. Treasury,
               1.66%(e), due 11/15/2013; market value $30,906)                           $   30,300
                                                                                         ----------
            Total Repurchase Agreements                                                      53,900
                                                                                         ----------
            Total Short-term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $71,998)                                        71,998
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,337,444)                                         $1,480,817
                                                                                         ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                           $1,386,004             $     -             $-  $1,386,004
  Rights                                       1,038                 484              -       1,522

Money Market Instruments:
  Money Market Funds                          21,293                   -              -      21,293

Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Money Market Funds                          18,098                   -              -      18,098
  Repurchase Agreements                            -              53,900              -      53,900
---------------------------------------------------------------------------------------------------
Total                                     $1,426,433             $54,384             $-  $1,480,817
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR  American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.

o   SPECIFIC NOTES

    (a) The security or a portion thereof was out on loan as of November 30,
        2009.

    (b) Security was fair valued at November 30, 2009, by USAA Investment
        Management Company (the Manager), in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

    (c) Rate represents the money market fund annualized seven-day yield at
        November 30, 2009.

    (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
        U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
    on loan of $67,217) (cost of $1,337,444)                                    $1,480,817
  Cash denominated in foreign currencies (identified cost of $359)                     373
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                 210
      Nonaffiliated transactions                                                     1,349
    USAA Investment Management Company (Note 7D)                                        12
    Dividends and interest                                                           2,886
    Securities sold                                                                  2,796
    Other                                                                               95
                                                                                ----------
      Total assets                                                               1,488,538
                                                                                ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                                71,998
    Securities purchased                                                             2,859
    Capital shares redeemed                                                            833
  Unrealized depreciation on foreign currency contracts held, at value                   3
  Accrued management fees                                                              913
  Accrued transfer agent's fees                                                        245
  Other accrued expenses and payables                                                  148
                                                                                ----------
      Total liabilities                                                             76,999
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $1,411,539
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,340,013
  Accumulated undistributed net investment income                                   15,417
  Accumulated net realized loss on investments                                     (87,405)
  Net unrealized appreciation of investments                                       143,373
  Net unrealized appreciation of foreign currency translations                         141
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $1,411,539
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,308,798/59,478 shares outstanding)            $    22.00
                                                                                ==========
    Institutional Shares (net assets of $102,741/4,658 shares outstanding)      $    22.06
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $737)                             $  7,561
  Interest                                                                            29
                                                                                --------
      Total income                                                                 7,590
                                                                                --------
EXPENSES
  Management fees                                                                  4,800
  Administration and servicing fees:
    Fund Shares                                                                      884
    Institutional Shares                                                              20
  Transfer agent's fees:
    Fund Shares                                                                    1,672
    Institutional Shares                                                              20
  Custody and accounting fees:
    Fund Shares                                                                      229
    Institutional Shares                                                              15
  Postage:
    Fund Shares                                                                       67
  Shareholder reporting fees:
    Fund Shares                                                                       23
  Trustees' fees                                                                       5
  Registration fees:
    Fund Shares                                                                       23
  Professional fees                                                                   57
  Other                                                                               16
                                                                                --------
      Total expenses                                                               7,831
  Expenses reimbursed:
    Institutional Shares                                                             (12)
                                                                                --------
      Net expenses                                                                 7,819
                                                                                --------
NET INVESTMENT LOSS                                                                 (229)
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                                   (7,091)
    Foreign currency transactions                                                    185
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                  250,097
    Foreign currency translations                                                   (284)
                                                                                --------
      Net realized and unrealized gain                                           242,907
                                                                                --------
  Increase in net assets resulting from operations                              $242,678
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

--------------------------------------------------------------------------------

                                                                           11/30/2009        5/31/2009
------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income (loss)                                             $     (229)      $   20,380
  Net realized loss on investments                                             (7,091)         (79,785)
  Net realized gain (loss) on foreign currency transactions                       185             (466)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                               250,097         (414,392)
    Foreign currency translations                                                (284)             595
                                                                           ---------------------------
    Increase (decrease) in net assets resulting from operations               242,678         (473,668)
                                                                           ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                                     -          (23,385)
    Institutional Shares*                                                           -             (576)
                                                                           ---------------------------
      Total distributions of net investment income                                  -          (23,961)
                                                                           ---------------------------
  Net realized gains:
    Fund Shares                                                                     -          (13,113)
    Institutional Shares*                                                           -             (287)
                                                                           ---------------------------
      Total distributions of net realized gains                                     -          (13,400)
                                                                           ---------------------------
    Distributions to shareholders                                                   -          (37,361)
                                                                           ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                                  32,356           36,865
  Institutional Shares*                                                        29,480           55,106
                                                                           ---------------------------
    Total net increase in net assets from capital share transactions           61,836           91,971
                                                                           ---------------------------
  Capital contribution from USAA Transfer Agency Company:
    Fund Shares                                                                     -               41
    Institutional Shares*                                                           -               22
                                                                           ---------------------------
  Net increase (decrease) in net assets                                       304,514         (418,995)

NET ASSETS
  Beginning of period                                                       1,107,025        1,526,020
                                                                           ---------------------------
  End of period                                                            $1,411,539       $1,107,025
                                                                           ===========================
Accumulated undistributed net investment income:
  End of period                                                            $   15,417       $   15,646
                                                                           ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
International Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: International Fund Shares (Fund Shares) and
International Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public.
The Target Funds are managed by USAA Investment Management Company (the
Manager), an affiliate of the Fund.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.   Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

         exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.   Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the
         Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
         In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
         NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities.
         If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

         occur on a fairly regular basis (such as U.S. market movements) are significant.

    3.   Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.   Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.   Repurchase agreements are valued at cost, which approximates market value.

    6.   Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.   Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.   Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30,
    2009, custodian and other bank credits reduced the expenses of the Fund
    Shares and the Institutional Shares by less than $500. For the six-month period ended November 30, 2009, the Fund did not incur any brokerage commission recapture credits.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $3,000, which represents 2.9% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
May 31, 2009, the Fund had capital loss carryovers of $21,959,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$156,912,000 and $92,936,000, respectively.

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $234,481,000 and $91,108,000, respectively, resulting in net unrealized appreciation of $143,373,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and
Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30,
2009, the Fund received net securities-lending income of $0 due to corrections to previous estimated income. As of November 30, 2009, the Fund loaned securities having a fair market value of approximately $67,217,000 and received cash collateral of $71,998,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED               YEAR ENDED
                                          11/30/2009                 5/31/2009
--------------------------------------------------------------------------------------
                                    SHARES       AMOUNT         SHARES        AMOUNT
                                    --------------------------------------------------

FUND SHARES:
Shares sold                          6,466      $ 133,202       12,823       $ 222,710
Shares issued from reinvested
  dividends                              -              -        2,168          35,855
Shares redeemed                     (4,992)      (100,846)     (11,936)       (221,700)
                                    --------------------------------------------------
Net increase from capital
  share transactions                 1,474      $  32,356        3,055       $  36,865
                                    ==================================================
INSTITUTIONAL SHARES
  (INITIATED ON AUGUST 1, 2008):
Shares sold                          1,748      $  35,485        3,356       $  57,461
Shares issued from reinvested
  dividends                              -              -           52             863
Shares redeemed                       (300)        (6,005)        (198)         (3,218)
                                    --------------------------------------------------
Net increase from capital
  share transactions                 1,448      $  29,480        3,210       $  55,106
                                    ==================================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

    for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
    International Funds Index over the performance period. The Lipper
    International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $4,800,000, which included a performance adjustment for the Fund Shares and Institutional
    Shares of $85,000 and less than $500, respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were 0.01% and less than
    0.01%, respectively.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2009, the Manager incurred subadvisory fees, paid or payable to MFS, of
    $1,824,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    November 30, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $884,000 and $20,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

    period ended November 30, 2009, the Fund reimbursed the Manager $28,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.87%
    of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the
    Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended November 30, 2009, the Institutional Shares incurred reimbursable expenses of $12,000, which was receivable from the Manager.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the
    Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2009, the Fund Shares and
    Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,672,000 and $20,000, respectively.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2009,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

the Fund recorded a receivable for capital shares sold of $210,000 for the
Target Funds' purchases and redemptions of Institutional Shares. As of November
30, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.4%

USAA Target Retirement 2020 Fund                                        1.0

USAA Target Retirement 2030 Fund                                        2.1

USAA Target Retirement 2040 Fund                                        2.6

USAA Target Retirement 2050 Fund                                        1.2

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund Shares received a reimbursement from SAS in the amount of $249,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                                   YEAR ENDED MAY 31,
                             ---------------------------------------------------------------------------------------------------
                                   2009               2009               2008               2007               2006         2005
                             ---------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period        $    18.08         $    27.77         $    29.35         $    25.85         $    21.32     $  20.45
                             ---------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  (.01)(a)            .35                .51                .20                .72          .10
  Net realized and
    unrealized gain (loss)         3.93(a)           (9.35)              (.13)              6.00               5.09         2.35
                             ---------------------------------------------------------------------------------------------------
Total from investment
  operations                       3.92(a)           (9.00)               .38               6.20               5.81         2.45
                             ---------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -               (.44)              (.41)              (.56)              (.21)        (.14)
  Realized capital gains              -               (.25)             (1.55)             (2.14)             (1.07)       (1.44)
                             ---------------------------------------------------------------------------------------------------
Total distributions                   -               (.69)             (1.96)             (2.70)             (1.28)       (1.58)
                             ---------------------------------------------------------------------------------------------------
Net asset value at end
  of period                  $    22.00         $    18.08         $    27.77         $    29.35         $    25.85     $  21.32
                             ===================================================================================================
Total return (%)*                 21.68             (32.16)              1.32              24.99(b)           27.90        11.91
Net assets at end
  of period (000)            $1,308,798         $1,048,966         $1,526,020         $1,505,679         $1,001,141     $645,908
Ratios to average
  net assets:**
  Expenses (%)(c)                  1.27(d)            1.31               1.14               1.20(b)            1.20         1.24
  Net investment
    income (loss) (%)              (.06)(d)           1.89               1.94               1.21               3.29         1.02
Portfolio turnover (%)                8                 22                 32                 38                 44           41

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S.generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were $1,176,095,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2009, average shares were 58,470,000.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees
    incurred.The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)          (.00%)(+)          (.00%)(+)          (.00%)(+)          (.01%)       (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                           PERIOD ENDED          PERIOD ENDED
                                                           NOVEMBER 30,            MAY 31,
                                                               2009                2009***
                                                           ----------------------------------

Net asset value at beginning of period                     $  18.09                $ 24.30
                                                           ----------------------------------
Income (loss) from investment operations:
  Net investment income(a)                                      .04(d)                 .59
  Net realized and unrealized gain (loss)(a)                   3.93                  (6.07)
                                                           ----------------------------------
Total from investment operations(a)                            3.97                  (5.48)
                                                           ----------------------------------
Less distributions from:
  Net investment income                                           -                   (.48)
  Realized capital gains                                          -                   (.25)
                                                           ----------------------------------
Total distributions                                               -                   (.73)
                                                           ----------------------------------
Net asset value at end of period                           $  22.06                $ 18.09
                                                           ==================================
Total return (%)*                                             21.95                 (22.25)
Net assets at end of period (000)                          $102,741                $58,059
Ratios to average net assets:**
  Expenses (%)(b),(c)                                           .87                    .87
  Expenses, excluding reimbursements (%)(b),(c)                 .90                    .91
  Net investment income (%)(c)                                  .37                   4.46
Portfolio turnover (%)                                            8                     22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were
    $78,430,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the period ended November 30, 2009, average shares were 3,878,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflected net investment income per share, whereas the statement of operations reflected a net investment loss for the period for the Fund in total. The difference in net investment income (loss) for the Fund versus the Institutional Shares is due to the significantly lower expenses incurred by the Institutional Shares versus the Fund Shares.

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING            ENDING             DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2009 -
                                   JUNE 1, 2009     NOVEMBER 30, 2009     NOVEMBER 30, 2009
                                  ---------------------------------------------------------

FUND SHARES
Actual                              $1,000.00           $1,216.80               $7.06

Hypothetical
  (5% return before expenses)        1,000.00            1,018.70                6.43

INSTITUTIONAL SHARES
Actual                               1,000.00            1,219.50                4.84

Hypothetical
  (5% return before expenses)        1,000.00            1,020.71                4.41

*   Expenses are equal to the annualized expense ratio of 1.27% for Fund Shares and 0.87% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 21.68% for Fund Shares and 21.95% for Institutional Shares
    for the six-month period of June 1, 2009, through November 30, 2009.

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
at USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                               --------------
       San Antonio, TX 78288                                     PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   23410-0110                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.